Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment, Net [Abstract]
Depreciation expense	$ 139,470	$ 189,251	$ 261,865